Carnival Corporation & Plc Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Ordinary Shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Beginning Balance at Nov. 30, 2010	$ 23,031	$ 6	$ 355	$ 8,094	$ 17,224	$ (254)	$ (2,394)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,912	0	0	0	1,912	0	0
Other Comprehensive Income	45	0	0	0	0	45	0
Cash dividends declared	(787)	0	0	0	(787)	0	0
Purchases of treasury stock under the Repurchase Program and other	(369)	0	2	86	0	0	(457)
Ending Balance at Nov. 30, 2011	23,832	6	357	8,180	18,349	(209)	(2,851)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,298	0	0	0	1,298	0	0
Other Comprehensive Income	2	0	0	0	0	2	0
Cash dividends declared	(1,168)	0	0	0	(1,168)	0	0
Purchases of treasury stock under the Repurchase Program and other	(35)	0	0	72	0	0	(107)
Ending Balance at Nov. 30, 2012	23,929	6	357	8,252	18,479	(207)	(2,958)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,078	0	0	0	1,078	0	0
Other Comprehensive Income	368	0	0	0	0	368	0
Cash dividends declared	(775)	0	0	0	(775)	0	0
Purchases of treasury stock under the Repurchase Program and other	(45)	1	1	63	0	0	(110)
Purchases and sales under the Stock Swap program	1	0	0	10	0	0	(9)
Ending Balance at Nov. 30, 2013	$ 24,556	$ 7	$ 358	$ 8,325	$ 18,782	$ 161	$ (3,077)